Loans and other liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-Current liabilities
Non-current liabilities	$ 91.9	$ 120.8
Current Liabilities
Current liabilities	43.1	24.2
Short-term borrowings	53.0	106.5
Total current borrowings and current portion of non-current borrowings	96.1	130.7
Loans from financial institutions
Non-Current liabilities
Non-current liabilities	25.0	35.2
Current Liabilities
Current liabilities	10.0	13.6
Loan from shipyard
Non-Current liabilities
Non-current liabilities		56.6
Other loans and liabilities
Non-Current liabilities
Non-current liabilities	53.2	29.0
Current Liabilities
Current liabilities	33.1	$ 10.6
Derivative instrument [Member]
Non-Current liabilities
Non-current liabilities	$ 13.7